Financial Instruments - Schedule of Carrying Value and Fair Value of Financial Instruments by Categories (Details) - USD ($) $ in Millions	Mar. 31, 2024		Mar. 31, 2023
Disclosure Of Financial Instruments [Line Items]
Financial assets amortised cost	$ 7,449		$ 6,589
Financial assets at fair value through profit or loss mandatory	395		197
Financial assets at fair value through OCI equity instruments designated upon initial recognition	25		24
Financial assets at fair value through OCI mandatory	2,331		1,929
Financial assets total carrying value	10,200		8,739
Financial assets total fair value	10,215		8,757
Financial liabilities amortised cost	3,363		3,592
Financial liabilities at fair value through profit or loss mandatory	76		93
Financial liabilities at fair value through OCI mandatory			2
Financial liabilities total carrying value	3,439		3,687
Financial liabilities total fair value	3,439		3,687
Trade Payables
Disclosure Of Financial Instruments [Line Items]
Financial liabilities amortised cost	474		470
Financial liabilities total carrying value	474		470
Financial liabilities total fair value	474		470
Lease liabilities
Disclosure Of Financial Instruments [Line Items]
Financial liabilities amortised cost	1,002		1,010
Financial liabilities total carrying value	1,002		1,010
Financial liabilities total fair value	1,002		1,010
Derivative Financial Instruments
Disclosure Of Financial Instruments [Line Items]
Financial liabilities at fair value through profit or loss mandatory	4		8
Financial liabilities at fair value through OCI mandatory			2
Financial liabilities total carrying value	4		10
Financial liabilities total fair value	4		10
Financial Liability Under Option Arrangements
Disclosure Of Financial Instruments [Line Items]
Financial liabilities at fair value through profit or loss mandatory	72		73
Financial liabilities total carrying value	72		73
Financial liabilities total fair value	72		73
Other Liabilities Including Contingent Consideration
Disclosure Of Financial Instruments [Line Items]
Financial liabilities amortised cost	1,887		2,112
Financial liabilities at fair value through profit or loss mandatory			12
Financial liabilities total carrying value	1,887		2,124
Financial liabilities total fair value	1,887		2,124
Contingent Consideration
Disclosure Of Financial Instruments [Line Items]
Financial liabilities total fair value			12
Cash and Cash Equivalents
Disclosure Of Financial Instruments [Line Items]
Financial assets amortised cost	1,773		1,481
Financial assets total carrying value	1,773		1,481
Financial assets total fair value	1,773		1,481
Liquid Mutual Funds
Disclosure Of Financial Instruments [Line Items]
Financial assets total fair value	313		119
Liquid Mutual Funds | Investments
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through profit or loss mandatory	313		119
Financial assets total carrying value	313		119
Financial assets total fair value	313		119
Quoted Debt Securities
Disclosure Of Financial Instruments [Line Items]
Financial assets total fair value	1,620		1,661
Quoted Debt Securities | Investments
Disclosure Of Financial Instruments [Line Items]
Financial assets amortised cost	211		233
Financial assets at fair value through OCI mandatory	1,384		1,400
Financial assets total carrying value	1,595		1,633
Financial assets total fair value	1,620	[1]	1,661	[2]
Target Maturity Fund Units
Disclosure Of Financial Instruments [Line Items]
Financial assets total fair value	51		49
Target Maturity Fund Units | Investments
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through profit or loss mandatory	51		49
Financial assets total carrying value	51		49
Financial assets total fair value	51		49
Certificates of Deposit
Disclosure Of Financial Instruments [Line Items]
Financial assets total fair value	365		435
Certificates of Deposit | Investments
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through OCI mandatory	365		435
Financial assets total carrying value	365		435
Financial assets total fair value	365		435
Commercial Paper
Disclosure Of Financial Instruments [Line Items]
Financial assets total fair value	579		90
Commercial Paper | Investments
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through OCI mandatory	579		90
Financial assets total carrying value	579		90
Financial assets total fair value	579		90
Quoted Equity Securities
Disclosure Of Financial Instruments [Line Items]
Financial assets total fair value	14
Quoted Equity Securities | Investments
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through OCI equity instruments designated upon initial recognition	14
Financial assets total carrying value	14
Financial assets total fair value	14
Unquoted Equity and Preference Securities
Disclosure Of Financial Instruments [Line Items]
Financial assets total fair value	11		24
Unquoted Equity and Preference Securities | Investments
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through OCI equity instruments designated upon initial recognition	11		24
Financial assets total carrying value	11		24
Financial assets total fair value	11		24
Unquoted Investments Others
Disclosure Of Financial Instruments [Line Items]
Financial assets total fair value	24		21
Unquoted Investments Others | Investments
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through profit or loss mandatory	24		21
Financial assets total carrying value	24		21
Financial assets total fair value	24		21
Trade Receivables
Disclosure Of Financial Instruments [Line Items]
Financial assets amortised cost	3,620		3,094
Financial assets total carrying value	3,620		3,094
Financial assets total fair value	3,620		3,094
Unbilled Revenue
Disclosure Of Financial Instruments [Line Items]
Financial assets amortised cost	1,151	[3]	1,157	[4]
Financial assets total carrying value	1,151	[3]	1,157	[4]
Financial assets total fair value	1,151	[3]	1,157	[4]
Prepayments and Other Assets
Disclosure Of Financial Instruments [Line Items]
Financial assets amortised cost	694		624
Financial assets total carrying value	694		624
Financial assets total fair value	684	[5]	614	[6]
Derivative Financial Instruments
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through profit or loss mandatory	7		8
Financial assets at fair value through OCI mandatory	3		4
Financial assets total carrying value	10		12
Financial assets total fair value	$ 10		$ 12

[1]	On account of fair value changes including interest accrued
[2]	On account of fair value changes including interest accrued
[3]	Excludes unbilled revenue on contracts where the right to consideration is dependent on completion of contractual milestones
[4]	Excludes unbilled revenue on contracts where the right to consideration is dependent on completion of contractual milestones
[5]	Excludes interest accrued on quoted debt securities carried at amortized cost of $10 million
[6]	Excludes interest accrued on quoted debt securities carried at amortized cost of $10 million